ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Derivative liabilites	$ 0	$ 0	$ 0
Fair value assets and liabilities	0	0	0
Level 2 [Member]
Derivative liabilites	0	0	0
Fair value assets and liabilities	0	0	0
Level 3 [Member]
Derivative liabilites	980,000	0	0
Fair value assets and liabilities	$ 980,000	$ 0	$ 60,650